Revenues from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 18,976.7	€ 482.3	€ 108.6
Goods and services transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	4,034.3	108.8	17.0
Goods and services transferred over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	14,942.4	373.5	91.6
Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	102.7	178.8	84.4
Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	18,874.0	303.5	24.2
Genentech Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues		49.2	64.0
Genentech Inc. | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	45.9	49.2	64.0
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	15,500.0	371.5	14.3
Pfizer Inc. | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	43.4	121.6	14.3
Shanghai Fosun Pharmaceutical (Group) Co., Ltd | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	7.4	5.1	0.0
Other | Research & development revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	6.0	2.9	6.1
COVID-19 vaccine revenues | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	18,806.8	270.5	0.0
Sales to collaboration partners | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	970.9	61.4	0.0
Direct product sales to customers | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	3,007.2	20.6	0.0
Share of collaboration partners' gross profit and sales milestones | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	14,828.7	188.5	0.0
Other sales | Commercial revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 67.2	€ 33.0	€ 24.2